Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
December 31, 2022
FBF-Y15-NPRT3-0323
1.9892464.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $348,189)	350,000	348,291

Domestic Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	890,741	8,889,598
Fidelity Series Commodity Strategy Fund (c)	15,692	1,653,007
Fidelity Series Large Cap Growth Index Fund (c)	414,114	5,602,969
Fidelity Series Large Cap Stock Fund (c)	375,657	6,209,618
Fidelity Series Large Cap Value Index Fund (c)	838,331	11,560,590
Fidelity Series Small Cap Opportunities Fund (c)	242,857	2,834,137
Fidelity Series Small Capital Core Fund (c)	2,023	19,809
Fidelity Series Value Discovery Fund (c)	288,764	4,262,160
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,068,865)		41,031,888

International Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	232,154	3,048,177
Fidelity Series Emerging Markets Fund (c)	234,251	1,813,105
Fidelity Series Emerging Markets Opportunities Fund (c)	1,045,110	16,324,616
Fidelity Series International Growth Fund (c)	474,211	6,762,244
Fidelity Series International Index Fund (c)	275,463	2,823,493
Fidelity Series International Small Cap Fund (c)	142,052	2,108,049
Fidelity Series International Value Fund (c)	673,177	6,751,966
Fidelity Series Overseas Fund (c)	622,233	6,757,451
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $48,743,953)		46,389,101

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,861,156	17,271,529
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,615,016	12,435,622
Fidelity Series Corporate Bond Fund (c)	1,524,000	13,578,838
Fidelity Series Emerging Markets Debt Fund (c)	156,952	1,152,029
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	43,868	381,214
Fidelity Series Floating Rate High Income Fund (c)	24,646	216,389
Fidelity Series Government Bond Index Fund (c)	2,197,234	20,038,773
Fidelity Series High Income Fund (c)	144,094	1,161,399
Fidelity Series International Developed Markets Bond Index Fund (c)	1,025,256	8,622,403
Fidelity Series Investment Grade Bond Fund (c)	2,090,884	20,595,209
Fidelity Series Investment Grade Securitized Fund (c)	1,620,131	14,386,764
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,567,889	9,187,828
Fidelity Series Real Estate Income Fund (c)	45,909	433,385
TOTAL BOND FUNDS (Cost $139,133,889)		119,461,382

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	381,725	381,802
Fidelity Series Government Money Market Fund 4.35% (c)(e)	2,385,158	2,385,158
Fidelity Series Short-Term Credit Fund (c)	188,984	1,804,797
Fidelity Series Treasury Bill Index Fund (c)	690,488	6,870,352
TOTAL SHORT-TERM FUNDS (Cost $11,537,051)		11,442,109

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $240,831,947)	218,672,771
NET OTHER ASSETS (LIABILITIES) - 0.0%	19,627
NET ASSETS - 100.0%	218,692,398

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	30	Mar 2023	3,368,906	(9,330)	(9,330)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	Mar 2023	539,648	(4,025)	(4,025)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	10	Mar 2023	1,343,125	3,060	3,060

TOTAL PURCHASED					(10,295)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	9	Mar 2023	1,737,450	48,528	48,528
MSCI EAFE Index Future (United States)	11	Mar 2023	1,072,170	17,322	17,322
MSCI Emerging Markets Index Future (United States)	15	Mar 2023	719,550	6,728	6,728

TOTAL SOLD					72,578

TOTAL FUTURES CONTRACTS					62,283
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $348,291.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	94,760	2,243,223	1,956,181	4,951	-	-	381,802	0.0%
Total	94,760	2,243,223	1,956,181	4,951	-	-	381,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,289,777	7,150,173	2,828,445	863,533	(44,760)	(1,295,216)	17,271,529
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,337,542	5,092,050	2,196,955	781,393	(216,961)	(2,580,054)	12,435,622
Fidelity Series Blue Chip Growth Fund	10,434,924	4,135,411	2,347,888	320,974	(398,286)	(2,934,563)	8,889,598
Fidelity Series Canada Fund	3,948,525	569,453	885,718	96,186	(18,137)	(565,946)	3,048,177
Fidelity Series Commodity Strategy Fund	3,757,905	2,402,263	2,395,667	1,861,350	(527,017)	(1,584,477)	1,653,007
Fidelity Series Corporate Bond Fund	16,343,617	2,403,984	3,284,224	376,508	(246,939)	(1,637,600)	13,578,838
Fidelity Series Emerging Markets Debt Fund	1,273,349	211,002	191,562	50,677	(19,554)	(121,206)	1,152,029
Fidelity Series Emerging Markets Debt Local Currency Fund	425,781	39,356	68,078	-	(8,458)	(7,387)	381,214
Fidelity Series Emerging Markets Fund	2,128,098	434,025	401,119	45,634	(49,368)	(298,531)	1,813,105
Fidelity Series Emerging Markets Opportunities Fund	19,177,820	3,921,724	3,921,730	390,293	(606,888)	(2,246,310)	16,324,616
Fidelity Series Floating Rate High Income Fund	256,546	31,087	60,473	11,050	(1,827)	(8,944)	216,389
Fidelity Series Government Bond Index Fund	22,864,587	3,668,703	4,561,429	281,768	(154,585)	(1,778,503)	20,038,773
Fidelity Series Government Money Market Fund 4.35%	2,879,510	1,197,387	1,691,739	33,912	-	-	2,385,158
Fidelity Series High Income Fund	1,523,847	179,075	378,834	60,647	(29,870)	(132,819)	1,161,399
Fidelity Series Inflation-Protected Bond Index Fund	3,396,929	83,132	3,411,156	24,910	74,429	(143,334)	-
Fidelity Series International Developed Markets Bond Index Fund	8,046,924	3,095,499	1,611,697	66,646	(117,166)	(791,157)	8,622,403
Fidelity Series International Growth Fund	7,915,824	1,673,100	1,752,470	230,347	(223,735)	(850,475)	6,762,244
Fidelity Series International Index Fund	3,353,334	566,677	758,181	73,892	(87,354)	(250,983)	2,823,493
Fidelity Series International Small Cap Fund	2,497,565	408,089	375,637	126,844	(63,251)	(358,717)	2,108,049
Fidelity Series International Value Fund	7,995,544	1,589,512	2,162,556	225,598	(156,869)	(513,665)	6,751,966
Fidelity Series Investment Grade Bond Fund	24,048,695	3,663,844	4,831,472	520,547	(173,733)	(2,112,125)	20,595,209
Fidelity Series Investment Grade Securitized Fund	16,847,038	2,446,039	3,494,747	268,790	(156,501)	(1,255,065)	14,386,764
Fidelity Series Large Cap Growth Index Fund	6,573,941	1,977,451	1,392,607	78,289	(27,301)	(1,528,515)	5,602,969
Fidelity Series Large Cap Stock Fund	7,336,228	1,811,300	2,026,142	424,734	31,800	(943,568)	6,209,618
Fidelity Series Large Cap Value Index Fund	14,043,100	2,339,836	3,482,495	416,867	218,588	(1,558,439)	11,560,590
Fidelity Series Long-Term Treasury Bond Index Fund	10,488,406	2,671,886	1,461,403	195,552	(68,168)	(2,442,893)	9,187,828
Fidelity Series Overseas Fund	7,959,772	1,603,303	1,712,394	121,310	(152,713)	(940,517)	6,757,451
Fidelity Series Real Estate Income Fund	922,369	153,242	512,567	54,179	(33,025)	(96,634)	433,385
Fidelity Series Short-Term Credit Fund	2,885,193	280,016	1,313,929	27,021	(33,290)	(13,193)	1,804,797
Fidelity Series Small Cap Opportunities Fund	3,530,075	574,231	785,251	151,410	(32,475)	(452,443)	2,834,137
Fidelity Series Small Capital Core Fund	-	19,809	-	-	-	-	19,809
Fidelity Series Treasury Bill Index Fund	8,639,404	2,256,167	4,002,883	106,949	(461)	(21,875)	6,870,352
Fidelity Series Value Discovery Fund	5,192,137	868,762	1,435,721	223,524	83,804	(446,822)	4,262,160
	253,314,306	59,517,588	61,737,169	8,511,334	(3,240,071)	(29,911,976)	217,942,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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